Related Party and Party-in-Interest Transactions (Details) - U.S. Group Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Party-in-Interest Transactions
Participant Loans	$ 42,305,142	$ 44,961,037
Participants
Related Party and Party-in-Interest Transactions
Participant Loans	42,305,142	44,961,037
Common stock | Master trust
Related Party and Party-in-Interest Transactions
Purchases	0	0
Sales	3,888,928	4,146,229
Realized gains	311,650	40,279
Dividend income	$ 1,525,324	$ 1,631,140
Total shares	772,199	881,132
Market value of shares	$ 37,420,776	$ 42,496,960